Property and Equipment (Details) - Draft Kings Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 32,949	$ 17,479
Accumulated depreciation	(7,004)	(3,377)
Property and Equipment, net	25,945	14,102
Depreciation expense	4,131	1,185	$ 1,934
Loss on disposal of fixed assets	730	0	$ 185
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and Equipment	9,685	5,537
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment	5,891	4,018
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 17,373	$ 7,924